INCOME TAX AND SOCIAL CONTRIBUTION (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	R$ 11,429.9	R$ 12,114.2
Gross deferred tax liabilities	(6,937.8)	(8,430.2)
Gross deferred tax assets/(liabilities)	4,492.1	3,684.0	R$ 4,651.2
Netting by taxable entity, deferred tax assets	(3,025.5)	(3,422.5)
Netting by taxable entity, deferred tax liabilities	3,025.5	3,422.5
Netting by taxable entity, deferred tax assets/(liabilities)
Net deferred tax assets	8,404.4	8,691.7
Net deferred tax liabilities	(3,912.3)	(5,007.7)
Net deferred tax assets/(liabilities)	4,492.1	3,684.0
Temporary Differences Investments In Securities [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	6.8	7.3
Gross deferred tax liabilities
Gross deferred tax assets/(liabilities)	6.8	7.3
Temporary Differences Intangibles [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets
Gross deferred tax liabilities	(1,836.5)	(2,141.9)
Gross deferred tax assets/(liabilities)	(1,836.5)	(2,141.9)
Temporary Differences Employee Benefits [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	786.3	971.6
Gross deferred tax liabilities
Gross deferred tax assets/(liabilities)	786.3	971.6
Temporary Differences Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	3,462.2	3,880.2
Gross deferred tax liabilities	(2.1)
Gross deferred tax assets/(liabilities)	3,460.1	3,880.2
Temporary Differences Trade Receivable [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	8.5	35.1
Gross deferred tax liabilities	(11.0)	(6.7)
Gross deferred tax assets/(liabilities)	(2.5)	28.4
Temporary Differences Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	65.0	37.7
Gross deferred tax liabilities	(171.7)	(246.1)
Gross deferred tax assets/(liabilities)	(106.7)	(208.4)
Temporary Differences Interestbearing Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	7.6	8.8
Gross deferred tax liabilities
Gross deferred tax assets/(liabilities)	7.6	8.8
Temporary Differences Inventories [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	390.4	307.0
Gross deferred tax liabilities	(120.2)	(205.9)
Gross deferred tax assets/(liabilities)	270.2	101.1
Temporary Differences Property Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	1,092.2	1,189.6
Gross deferred tax liabilities	(1,951.5)	(2,459.0)
Gross deferred tax assets/(liabilities)	(859.3)	(1,269.4)
Temporary Differences Withholding Tax On Undistributed Profits And Royalties [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets
Gross deferred tax liabilities	(2,136.2)	(2,255.0)
Gross deferred tax assets/(liabilities)	(2,136.2)	(2,255.0)
Temporary Differences Investments In Associated And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets
Gross deferred tax liabilities	(383.7)	(383.7)
Gross deferred tax assets/(liabilities)	(383.7)	(383.7)
Temporary Difference Tax Losses Carried Forward [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	3,715.5	3,849.7
Gross deferred tax liabilities
Gross deferred tax assets/(liabilities)	3,715.5	3,849.7
Temporary Differences Provisions [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	1,606.4	1,537.9
Gross deferred tax liabilities	(0.6)	(4.5)
Gross deferred tax assets/(liabilities)	1,605.8	1,533.4
Temporary Difference Impact Of The Adoption Of IFRS 16 Leases [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	2.9
Gross deferred tax liabilities	(78.1)	(47.1)
Gross deferred tax assets/(liabilities)	(75.2)	(47.1)
Temporary Difference Exclusion Of ICMS From PIS/COFINS Calculation Basis [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets
Gross deferred tax liabilities	(82.6)	(121.6)
Gross deferred tax assets/(liabilities)	(82.6)	(121.6)
Temporary Differences Other Items [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	286.1	289.3
Gross deferred tax liabilities	(163.6)	(558.7)
Gross deferred tax assets/(liabilities)	R$ 122.5	R$ (269.4)